Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Variable Interest Entity [Line Items]
Restricted cash	$ 802	$ 922
Financing receivables	22,294	21,976	21,652
Equipment on operating leases, net	1,350	1,059
TOTAL ASSETS	53,873	53,843
Debt	30,833	29,866
Total Liabilities	48,593	48,876
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	780	900
Financing receivables	12,028	12,379
Equipment on operating leases, net	90	116
TOTAL ASSETS	12,898	13,395
Debt	12,210	12,871
Total Liabilities	$ 12,210	$ 12,871